INCOME TAXES (Details Narrative) (USD $)	Jun. 30, 2031	Jun. 30, 2030	Jun. 30, 2029	Jun. 30, 2028	Jun. 30, 2027	Jun. 30, 2026	Jun. 30, 2012
Notes to Financial Statements
Federal net operating loss carryovers							$ 1,172,000
Decrease in net operating loss	564,000	428,000	37,465	127,675	12,616	2,320
Federal contribution carryover							$ 150